Earnings per share	3 Months Ended
Mar. 31, 2019
Earnings per share
Earnings per share
Reconciliation of Basic and Diluted Earnings per Share
in € THOUS, except share and per share data
	For the three months ended March 31,

	2019	2018
Numerator:
Net income attributable to shareholders of FMC-AG & Co. KGaA	270.749	278.555

Denominators:
Weighted average number of shares outstanding	306.659.364	306.453.070
Potentially dilutive shares	-	986.454

Basic earnings per share	0,88	0,91
Fully diluted earnings per share	0,88	0,91